NOTES PAYABLE (Details Narrative) - USD ($)										1 Months Ended													3 Months Ended		12 Months Ended
	Feb. 09, 2024	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	Feb. 26, 2024	Feb. 22, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 28, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 25, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 02, 2024	May 31, 2023
Interest Rate																12.00%
Stock issued for conversion of debt, shares																		876,522
Principal Amount																		$ 2,500,000
Interest																$ 38,609		$ 115,535					$ 226,467	$ 257,913	$ 1,109,388	$ 785,406
Payments Of Principal And Interest																							$ 1,302,697	$ 80,063	$ 1,287,916	$ 426,419
Proceed from advance																1,200,000
One [Member]
Outstanding warrants	473,743											2,000,000											2,000,000		2,000,000		125,000	43,566
Exercisable price																												$ 0.60
Proceed from convertible promissory notes	$ 473,743									$ 1,250,000	$ 50,000									$ 77,000
Interest Rate	12.00%										12.00%	15.00%								15.00%
Stock issued for conversion of debt, shares																		9,138
Conversion of account payable in amount											$ 50,000	$ 2,000,000
Quarterly installments payment for consulting services												200,000
Principal Amount										1,100,000								$ 77,000
Interest																		$ 2,074
Two [Member]
Outstanding warrants																												43,566
Exercisable price																												$ 0.75
Proceed from convertible promissory notes																				$ 6,000
Interest Rate																				15.00%
Stock issued for conversion of debt, shares																		712
Principal Amount																		$ 6,000
Interest																		$ 162
Three [Member]
Proceed from convertible promissory notes																			$ 40,000
Interest Rate																			15.00%
Stock issued for conversion of debt, shares																		4,670
Principal Amount																		$ 40,000
Interest																		$ 412
Convertible Promissory Note [Member]
Outstanding warrants															24,500
Convertible Promissory Note								$ 1,000,000	$ 500,000	$ 1,375,000	$ 5,000	$ 70,000	$ 100,000	$ 100,000	$ 350,000
Exercisable price															$ 2.04
Exchange Received									$ 500,000
Convertible shares of Common Stock									28,621	85,174								28,621
Interest Rate								15.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%
Stock issued for conversion of debt, shares																		173,339
Principal Amount										$ 2,375,000		$ 500,000			$ 500,000
Common Stock at fixed conversion price									$ 0.10						$ 1.85
Common Stock Conversion Percentage									4.99%			120.00%	120.00%
Restricted Shares, Issued								33,513	788,000
Warrant Issued			49,012					50,269	87,132						24,500							75,403
Value of warrant number of share															13,498
Common Stock Term									5 years
Exercise price, per share			$ 0.24						$ 0.60			$ 1.69	$ 1.31		$ 2.04								$ 1.69		$ 1.69	$ 0.24
Exercise price one								$ 0.75	$ 0.75			$ 2.03	$ 1.57									$ 125,672	$ 2.03		$ 2.03
Description of Maturity renegotiated									At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 202,343 shares of Common Stock	(i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share		common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion		Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion	The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90							31,418
First Warrant Shares									43,566
Convertible Promissory Note one								$ 500,000			$ 5,000
Finance Agreement Payment							$ 40,071
Maturity date							60 years
Other Warrant Shares									43,566
Warrant Term								5 years
Payments Of Principal And Interest							$ 791
Total Warrant Shares			245,059
Amount of merger included outstanding interest																		$ 1,500,000
Convertible Promissory Note [Member] | Unsecured Debt 1 [Member]
Convertible Promissory Note					$ 50,000
Interest Rate					14.00%
Maturity date					6 years
Convertible Promissory Note [Member] | Unsecured Debt 2 [Member]
Convertible Promissory Note					$ 300,000
Interest Rate					14.00%
Stock issued for conversion of debt, shares																		41,104
Principal Amount																		$ 300,000
Interest																		$ 55,693
Maturity date					6 years
Convertible Promissory Note [Member] | Unsecured Debt [Member]
Convertible Promissory Note				$ 500,000																	$ 250,000
Interest Rate				15.00%																	15.00%				12.00%
Stock issued for conversion of debt, shares																		57,780
Principal Amount																		$ 500,000
Interest																		$ 0
Warrant Issued				175,000																	175,000
Common Stock Term				5 years																	5 years
Exercise price, per share				$ 0.25																	$ 0.25
Exercise price one				$ 0.20																	$ 0.20
First Warrant Shares				87,500																	87,500
Maturity date				6 years																	6 years
Other Warrant Shares				87,500																	87,500
Maturity date of debt																				Sep. 01, 2023					Dec. 31, 2023
Convertible Secured Promissory Note, Description		The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share
Secured Promissory Note Payable [Member]
Convertible Promissory Note						$ 2,000,000
Accrued interest due																$ 38,609							$ 500,000
Exchange Received						$ 1,970,000
Interest Rate						17.50%						12.00%			12.00%
Principal Amount												$ 70,000
Description of Maturity renegotiated												interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion
Maintaining Minimum Cash Balance						$ 150,000
Outstanding interest and fees						$ 300,000
December 2022 [Member] | Convertible Promissory Note [Member]
Outstanding warrants																												50,269
Exercisable price																												$ 0.75
Exercise price, per share			$ 0.30																							$ 0.30
Total Warrant Shares			157,090
August 2021 [Member] | Convertible Promissory Note [Member]
Warrant Issued								108,915
Total Warrant Shares								196,047
Satisfaction Agreement [Member] | August 2023 [Member]
Interest Rate															12.00%
Conversion of debt																	$ 1,500,000
Proceeds from sale of stock																	$ 1,500,000
Sold of common shares stock amount															$ 1,000,000
Net return															$ 526,257
Accrued interest rate															$ 1.24